CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 23,021	$ 17,383
Trade accounts receivable (net of allowances for uncollectible accounts of $3,989 and $4,130, respectively)	65,039	66,471
Inventories and supplies	22,486	21,660
Deferred income taxes	8,697	9,390
Funds held for customers	34,611	35,720
Other current assets	26,602	20,613
Total current assets	180,456	171,237
Long-Term Investments (including $2,157 and $2,283 of investments at fair value, respectively)	44,768	37,410
Property, Plant, and Equipment (net of accumulated depreciation of $347,469 and $338,419, respectively)	116,773	120,221
Assets Held for Sale	3,937	4,527
Intangibles (net of accumulated amortization of $437,497 and $413,412, respectively)	163,710	155,112
Goodwill	776,944	725,937
Other Non-Current Assets	100,799	94,247
Total assets	1,387,387	1,308,691
Current Liabilities:
Accounts payable	63,167	60,478
Accrued liabilities	146,394	144,034
Short-term debt	33,000	7,000
Total current liabilities	242,561	211,512
Long-Term Debt	742,592	748,122
Deferred Income Taxes	51,926	46,752
Other Non-Current Liabilities	66,937	76,107
Commitments and Contingencies (Notes 12, 13 and 16)
Shareholders' Equity:
Common shares $1 par value (authorized: 500,000 shares; outstanding: 2011 - 50,817; 2010 - 51,338)	50,817	51,338
Additional paid-in capital	54,712	62,915
Retained earnings	228,326	161,957
Accumulated other comprehensive loss	(50,484)	(50,012)
Total shareholders' equity	283,371	226,198
Total liabilities and shareholders' equity	$ 1,387,387	$ 1,308,691